Financial risk and capital management - Captial Management (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital management
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ (6,750)	$ 3,236
Net interest-bearing debt adjusted (ND2)	(10,417)	(326)
Capital employed adjusted, including lease liabilities (CE1)	47,239	42,259
Capital employed adjusted (CE2)	$ 43,571	$ 38,697
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	(14.30%)	7.70%
Net debt to capital employed adjusted (ND)/(CE)	(23.90%)	(0.80%)